Share-based payment arrangements - Additional information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares tranche $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	1,156,744	2,387,256
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan	5 years
Number of tranches | tranche	3
Vesting percentage on first anniversary	33.33%
Vesting percentage on second anniversary	33.33%
Vesting percentage on third anniversary	33.33%
Number of share options available to grant under the plan (in shares)	3,898,038	3,748,454
Number of share purchase options available to grant (in shares)	2,416,611	2,670,039
Weighted average exercise price of share purchase options vested and exercisable (in Cdn$ per share) | $ / shares		$ 21.87	$ 14.45
Weighted average share price at date of options exercised (in Cdn$ per share) | $ / shares		$ 10.43	$ 14.47
Weighted average fair value per stock option (in Cdn$ per share) | $		$ 2.19	$ 4.12
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issue under options			5,000,000	5,000,000
Number of shares purchased on open market	385,000
Payments for shares purchased on open market | $	$ 3,550
Number of share purchased held in trust share-based payment arrangement (in shares)	564,586
Number of share options granted in share-based payment arrangement (in shares)	149,552
Weighted average fair value per stock option (in Cdn$ per share) | $			$ 12.90
Number of share purchase options vested and exercisable (in shares)		29,111	44,748	44,748	29,111
Restricted Shares With Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan	3 years
Number of share options granted in share-based payment arrangement (in shares)	299,112	412,473
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in $Cdn per share) | $ / shares	$ 24.94
Number of shares outstanding		457,498	689,967	689,967	457,498	152,927
Restricted Shares With Performance Criteria | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	0.00%
Restricted Shares With Performance Criteria | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	200.00%
Deferred Share Units Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding		362,433	289,360	289,360	362,433
Liabilities from share-based payment transactions | $				$ 3,834	$ 2,911
Performance share unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issue under options			100,395	100,395
Number of share options granted in share-based payment arrangement (in shares)	0	264,083
Number of shares outstanding		610,885	525,605	525,605	610,885	484,899
Performance share unit | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	0.00%
Performance share unit | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	200.00%
Restricted share units with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage on first anniversary	33.33%
Vesting percentage on second anniversary	33.33%
Vesting percentage on third anniversary	33.33%
Number of share options granted in share-based payment arrangement (in shares)	149,552	391,092
Number of shares outstanding		536,330	478,067	478,067	536,330	333,119